Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Major Merchandise Categories

The following table shows disaggregated revenue by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Book products	59,052,540	45.8%	63,623,667	54.3%	87,370,909	11,247,977	56.9%
Novelty and packaging products	70,016,637	54.2%	53,641,929	45.7%	66,122,156	8,512,450	43.1%
	129,069,177	100.0%	117,265,596	100.0%	153,493,065	19,760,427	100.0%

The following table shows the disaggregated cost of revenue by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Book products	46,337,683	45.7%	45,400,091	52.8%	66,529,934	8,564,946	56.3%
Novelty and packaging products	55,011,970	54.3%	40,505,641	47.2%	51,636,200	6,647,554	43.7%
	101,349,653	100.0%	85,905,732	100.0%	118,166,134	15,212,500	100.0%

The following table shows the disaggregated gross profit by major merchandise categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	HK$	Gross profit %	HK$	Gross profit %	HK$	US$	Gross profit %
Book products	12,714,857	21.5%	18,223,576	28.6%	20,840,975	2,683,030	23.9%
Novelty and packaging products	15,004,667	21.4%	13,136,288	24.5%	14,485,956	1,864,897	21.9%
	27,719,524	21.5%	31,359,864	26.7%	35,326,931	4,547,927	23.0%